Related Parties (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 17, 2021
Related Parties (Details) [Line Items]
Consulting services			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Revenue							40,500	399,620
Accounts receivable							0	0
Common stock, per share (in Dollars per share)									$ 50
Amount of purchase	$ 14,000,000
Revenue			2,712,572	553,687	6,687,485	4,226,447
Accounts receivable, net			2,669,269		2,669,269		1,121,694	$ 1,886,708
Chief Executive Officer And Chief Operating Officer [Member]
Related Parties (Details) [Line Items]
Purchase shares (in Shares)		134,499
Common stock, per share (in Dollars per share)		$ 14.87
Amount of purchase		$ 2,000,000
Related Party [Member]
Related Parties (Details) [Line Items]
Revenue			63,407	$ 0	129,077	$ 28,000
Accounts receivable, net			$ 0		$ 0		$ 0